Investments	12 Months Ended
Dec. 31, 2024
Schedule of Investments [Abstract]
Investments	Investments:
Investments in debt and equity securities
Investment securities we hold are recorded at fair value in the accompanying consolidated balance sheets. We apply regulated operations accounting to the unrealized gains and losses of all investment securities. All realized and unrealized gains and losses are determined using the specific identification method.
The following tables summarize debt and equity securities at December 31, 2024 and 2023.

	(dollars in thousands)
	Gross Unrealized
2024	Cost	Gains	Losses	Fair Value
Equity	$259,554	$231,815	$(6,385)	$484,984
Debt	864,575	3,209	(17,336)	850,448
Other	155,802	224	(96)	155,930
Total	$1,279,931	$235,248	$(23,817)	$1,491,362

	(dollars in thousands)
	Gross Unrealized
2023	Cost	Gains	Losses	Fair Value
Equity	$344,669	$246,795	$(5,549)	$585,915
Debt	908,316	3,938	(25,181)	887,073
Other	2,889	61	(36)	2,914
Total	$1,255,874	$250,794	$(30,766)	$1,475,902
The cost basis of our debt securities that were in unrealized loss positions at December 31, 2024 was $688,233,000. At December 31, 2024, $2,874,000 of the $17,336,000 of unrealized losses relates to securities that have been in unrealized loss positions for less than twelve months and $14,462,000 relates to securities that have been in unrealized loss positions for greater than twelve months. These unrealized losses are primarily attributable to increases in market interest rates.
The contractual maturities of debt securities, which are included in the estimated fair value table above, at December 31, 2024 and 2023 are as follows:

	(dollars in thousands)
	2024		2023
	Cost	Fair Value	Cost	Fair Value
Due within one year	$489,744	$488,062	$486,602	$477,726
Due after one year through five years	188,519	185,714	267,690	260,193
Due after five years through ten years	63,526	62,123	47,804	47,416
Due after ten years	122,785	114,549	106,220	101,738
Total	$864,574	$850,448	$908,316	$887,073
The following table summarizes the realized gains and losses and proceeds from sales of securities for the years ended December 31, 2024, 2023 and 2022:

	(dollars in thousands)
	2024	2023	2022
Gross realized gains	$101,549	$15,518	$10,029
Gross realized losses	(11,193)	(8,564)	(31,979)
Proceeds from sales	1,484,525	720,186	301,128
Investment in associated companies
Investments in associated companies were as follows at December 31, 2024 and 2023:

	(dollars in thousands)
	2024	2023
National Rural Utilities Cooperative Finance Corporation (CFC)	$23,983	$24,068
CT Parts, LLC	6,561	6,568
Georgia Transmission Corporation	44,936	40,806
Georgia System Operations Corporation	7,250	6,500
Other	3,990	4,191
Total	$86,720	$82,133
The CFC investments consist of capital term certificates required in connection with our membership in CFC and a voluntary investment in CFC member capital securities. Accordingly, there is no market for these investments and they are valued at cost. The investment in Georgia Transmission represents capital credits valued at cost. The investment in Georgia System Operations represents loan advances. Repayments of these advances are due by December 2028.
CT Parts, LLC is an affiliated organization formed by us and Smarr EMC for the purpose of purchasing and maintaining spare parts inventory and for the administration of contracted services for combustion turbine generation facilities. Such investment is recorded at cost.
Rocky Mountain transactions
In December 1996 and January 1997, we entered into six long-term lease transactions relating to our 74.61% undivided interest in Rocky Mountain. In each transaction, we leased a portion of our undivided interest in Rocky Mountain to six separate owner trusts for the benefit of three investors, referred to as owner participants, for a term equal to 120% of the estimated useful life of Rocky Mountain. Immediately thereafter, the owner trusts leased their undivided interests in Rocky Mountain to our wholly owned subsidiary, Rocky Mountain Leasing Corporation, or
RMLC, for a term of 30 years under six separate leases. RMLC then subleased the undivided interests back to us under six separate leases for an identical term.
In 2012, we terminated five of the six lease transactions prior to the end of their lease terms. The remaining lease in place represented approximately 10% of the original lease transactions. Pursuant to a payment undertaking agreement, we have a guarantee for the annual basic rent payments due under the remaining lease. The fair value amount relating to the guarantee of basic rent payment is immaterial to us principally due to the high credit rating of the payment undertaker, Rabobank Nederland. The basic rental payments remaining through the end of the lease, which expires in 2027, are approximately $9,267,000.
At the end of the term of the remaining facility lease, we have the option to cause RMLC to purchase the owner trust's undivided interest in Rocky Mountain at a fixed purchase option price of approximately $112,000,000. The payment undertaking agreement, along with the equity funding agreement with AIG Matched Funding Corp., would fund approximately $74,000,000 and $37,928,000 of this amount, respectively, and these amounts would be paid to the owner trust over five installments in 2027. If we do not elect to cause RMLC to purchase the owner trust's undivided interest in Rocky Mountain, Georgia Power has an option to purchase the undivided interest. If neither we nor Georgia Power exercise our purchase option, and we return (through RMLC) the undivided interest in Rocky Mountain to the owner trust, the owner trust has several options it can elect, including:
•causing RMLC and us to renew the related facility lease and facility sublease for up to an additional 16 years and provide collateral satisfactory to the owner trust,
•leasing its undivided interest to a third party under a replacement lease, or
•retaining the undivided interest for its own benefit.
Under the first two of these options we must arrange new financing for the outstanding amount of the loan used to finance the owner trust's upfront rental payment made to us when the lease closed on December 31, 1996. At the end of the lease term, the amount of the outstanding loan is anticipated to be approximately $74,000,000. If new financing cannot be arranged, the owner trust can ultimately cause us to purchase 49%, in the case of the first option above, or all, in the case of the second option above, of the loan certificate or cause RMLC to exercise its purchase option or RMLC to renew the facility lease and facility sublease, respectively.
The assets of RMLC are not available to pay our creditors.